Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Loss (thousands)[7]	Stock Price[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,114,998	$ 361,355	$1,240,460	$ 874,752	$568	$114	($76,246)	$29.54
2021	$1,741,120	$8,938,255	$ 671,837	$2,636,522	$840	$126	($32,385)	$43.70
2020	$ 936,120	$1,282,944	$ 298,466	$ 444,819	$131	$126	($ 6,334)	$6.82

[1] Summary Compensation Table Total for PEO: The dollar amounts reported in column (b) are the amounts of total compensation reported for our Remi Barbier, our President & Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table.

[2] Compensation Actually Paid to PEO: The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Barbier, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barbier during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barbier’s total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total for PEO	$ 1,114,998	$ 1,741,120	$ 936,120
PEO Actually Paid Compensation Amount	361,355	8,938,255	1,282,944
Non-PEO NEO Average Total Compensation Amount	1,240,460	671,837	298,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ 874,752	2,636,522	444,819
Equity Valuation Assumption Difference, Footnote [Text Block]

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$0	($355,008)	$0	($ 398,635)	$0	($753,643)
2021	$0	$2,241,336	$0	$4,955,799	$0	$7,197,135
2020	$0	$ 246,464	$0	$ 100,360	$0	$ 346,824

[3] Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Barbier who has served as our President and CEO during all years presented) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barber included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mssrs. Cook and Schoen, and Drs. Friedmann and Kupiec; (ii) for 2021, Mr. Schoen and Drs. Friedmann and Kupiec; and (iii) for 2020, Mr. Schoen and Dr. Friedmann.

[4] Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Barbier), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barbier) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barbier) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Total Shareholder Return Amount	$ 568	840	131
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (76,246)	$ (32,385)	$ 6,334
Company Selected Measure Name	Stock Price8
Company Selected Measure Amount | $ / shares	29.54	43.70	6.82
PEO Name	Remi Barbier
Named Executive Officers, Footnote [Text Block]	Summary Compensation Table Total for PEO: The dollar amounts reported in column (b) are the amounts of total compensation reported for our Remi Barbier, our President & Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table.
Adjustment To PEO Compensation, Footnote [Text Block]
(a)	(b)
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$1,114,998	$0	($753,643)	$ 361,355
2021	$1,741,120	$0	$7,197,135	$8,938,255
2020	$ 936,120	$0	$346,824	$1,282,944

(a)The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and

(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$0	($355,008)	$0	($ 398,635)	$0	($753,643)
2021	$0	$2,241,336	$0	$4,955,799	$0	$7,197,135
2020	$0	$ 246,464	$0	$ 100,360	$0	$ 346,824

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	[3] Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Barbier who has served as our President and CEO during all years presented) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barber included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mssrs. Cook and Schoen, and Drs. Friedmann and Kupiec; (ii) for 2021, Mr. Schoen and Drs. Friedmann and Kupiec; and (iii) for 2020, Mr. Schoen and Dr. Friedmann.

[4] Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Barbier), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barbier) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barbier) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

			(a)
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,240,460	($885,490)	$ 519,782	$ 874,752
2021	$671,837	$0	$1,964,685	$2,636,522
2020	$298,466	$0	$ 146,353	$ 444,819

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i) Average Year End Fair Value of Equity Awards Granted in the Year	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2022	$636,938	($44,376)	$30,813	($103,593)	$0	$ 519,782
2021	$0	$546,482	$0	$1,418,203	$0	$1,964,685
2020	$0	$ 54,601	$0	$ 91,752	$0	$ 146,353

Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was 468%, while the cumulative TSR of the peer group presented for this purpose, the NASDAQ Biotechnology Index, was 14% over the three years presented in the table. The Company’s cumulative TSR consistently outperformed the NASDAQ Biotechnology Index during the three years presented in the table, representing the Company’s progess towards it goals as measured by market participants as compared to the companies comprising the NASDAQ Biotechnology Index peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Reported Summary Compensation Table Total For PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 1,114,998	$ 1,741,120	$ 936,120
Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	0
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(753,643)	7,197,135	346,824
Compensation Actually Paid To PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	361,355	8,938,255	1,282,944
Year End Fair Value Of Outstanding And Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	0
Year over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(355,008)	2,241,336	246,464
Fair Value As Of Vesting Date Of Equity Awards GrantedAnd Vested In The Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	0
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	398,635	4,955,799	100,360
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	0
Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(753,643)	7,197,135	346,824
Average Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	636,938	0	0
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(44,376)	546,482	54,601
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	30,813	0	0
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(103,593)	1,418,203	91,752
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	0
Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	519,782	1,964,685	146,353
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(885,490)	0	0
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 519,782	$ 1,964,685	$ 146,353